Financing Receivable, net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, net
Balance at beginning of year	$ 0	$ 0
Allowance for credit losses -financing receivable	2,245,159	0	$ 0
Write off	0	0
Translation adjustments	(6,008)	0
Balance at end of year	$ 2,239,151	$ 0